UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

AMENDMENT No. 1 TO

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
August 10, 2007 to September 12, 2007

Commission File Number of issuing entity: 333-141648-01

Citigroup Commercial Mortgage Trust 2007-C6
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141648

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.
LaSalle Bank National Association
PNC Bank, National Association
Capmark Finance Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Applied for, but not yet received from the I.R.S.
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1, A-2, A-3, A-3B, A-SB, A-4, A-1A, A-M, A-J, B, C, D, E, F, and X.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The revised monthly distribution report for the period referenced above for the holders of Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C6, is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
No updates to report.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a) 99.1 Revised monthly distribution report pursuant to Section 4.01 of the Pooling and Servicing Agreement for the distribution period referenced above. The date and time stamp on the attached revised monthly distribution report is 22-Oct-2007 - 12:57.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Trust 2007-C6
Date:	October 26, 2007	By: Citigroup Commercial Mortgage Securities Inc.
/s/ Angela Vleck
Name: Angela Vleck
Title: Vice President